Warrants (Details) - Schedule of Warrants’ Fair Value - Warrants [member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants (Details) - Schedule of Warrants’ Fair Value [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	72.00%	72.00%
Risk-free interest rate (%)	3.97%	3.97%
Underlying share price ($) (in Dollars per share)	$ 14.274	$ 19.656
Exercise price ($) (in Dollars per share)	$ 68.38	$ 68.38
Warrants fair value ($) (in Dollars)	$ 1,373	$ 2,396